Income Taxes (Tables)	6 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of reconciled to the income before income taxes
	For the six months ended
	March 31,
	2023	2022
	(Unaudited)	(Unaudited)
Income before taxes excluded the amounts of loss incurring entities	$12,877	$3,295,471
PRC EIT tax rates	25%,15%	25%,15%
Tax at the PRC EIT tax rates	$1,062	$495,614
Tax effect of R&D expenses deduction	(165,682)	(355,512)
Tax effect of deferred tax recognized	7,534	137,297
Tax effect of non-deductible expenses	48,896	29,132
Income tax (benefit) provision	$(108,189)	$306,515

Schedule of income taxes
	For the six months ended
	March 31,
	2023	2022
	(Unaudited)	(Unaudited)
Current income tax	$(115,723)	$169,711
Deferred income tax	(7,534)	137,297
Total income tax (benefit) provision	$(108,189)	$306,515

Schedule of deferred tax assets and deferred tax liabilities
	March 31,	September 30,
	2023	2022
	(Unaudited)
Deferred tax assets:
Bad debt allowance	$115,618	$85,006
Inventory impairment provision	198,656	164,987
Other deductible temporary difference	(229,158)	(55,232)
Net operating loss carry-forward	473,754	371,643
Total	$558,870	$566,404